UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31,

Date of reporting period: June 30, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2012

Semi-Annual

Repor t

Legg Mason

Western Asset

Variable

High Income

Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Western Asset Variable High Income Portfolio

Portfolio objectives

The Portfolio seeks to provide high current income as its primary objective. Its secondary objective is capital appreciation.

Portfolio name change

On November 1, 2012, the Portfolio’s name will change to Western Asset Variable High Income Portfolio. There will be no change in the Portfolio’s investment objective or investment policies as a result of the name change.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Western Asset Variable High Income Portfolio for the six-month reporting period ended June 30, 2012. Please read on for Portfolio performance information and a detailed look at prevailing economic and market conditions during the Portfolio’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 27, 2012

Legg Mason Western Asset Variable High Income Portfolio	III

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended June 30, 2012, albeit at an uneven pace. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 4.1% in the fourth quarter of 2011. Economic growth in the U.S. then decelerated, as the Commerce Department reported that first quarter 2012 GDP growth was 2.0%. The preliminary estimate for GDP growth in the second quarter was 1.5%. Moderating growth was partially due to weaker consumer spending, which rose 1.5% in the second quarter, versus 2.4% during the first three months of the year.

Two factors constraining economic growth were the weak job market and continued troubles in the housing market. While there was some improvement during the reporting period, unemployment remained elevated. When the reporting period began, unemployment, as reported by the U.S. Department of Labor, was 8.5%. Unemployment then generally declined over the next four months and was 8.1% in April 2012, the lowest rate since January 2009. However, the unemployment rate then moved up to 8.2% in May and was unchanged in June. Within the housing market, sales are still a bit soft, though home prices appear to be firming. According to the National Association of Realtors (“NAR”), existing-home sales fluctuated throughout the period. Existing-home sales fell 5.4% on a seasonally adjusted basis in June 2012 versus the previous month. However, the NAR reported that the median existing-home price for all housing types was $189,400 in June 2012, up 7.9% from June 2011. This marked the fourth consecutive month that home prices rose from a year earlier, the first such occurrence since February through May 2006. In addition, the inventory of unsold homes fell 3.2% in June versus the previous month.

The manufacturing sector, a relative pillar of strength since the end of the Great Recession, weakened during the reporting period. Based on the Institute for Supply Management’s PMI (“PMI”)ii, in December 2011 it had a reading of 53.9 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). Activity in the manufacturing sector fluctuated during the first half of the period and was 54.8 in April, its highest reading since June 2011. The PMI then dipped to 53.5 in May 2012 and fell to 49.7 in June. The latter represented the first contraction in the manufacturing sector since July 2009. In addition, whereas thirteen of the eighteen industries in the PMI grew in May, only seven expanded in June.

IV	Legg Mason Western Asset Variable High Income Portfolio

Investment commentary (cont’d)

Market review

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2012?

A. Both short- and long-term Treasury yields fluctuated during the reporting period. When the period began, two- and ten-year Treasury yields were 0.25% and 1.89%, respectively. With the economy initially gathering some momentum, Treasury yields moved higher during the first half of the period. Two-year Treasury yields rose as high as 0.41% on March 20, 2012 and ten-year Treasuries peaked at 2.39% around the same time. Yields then fell in late March, as well as in April, May and early June, given renewed fears over the European sovereign debt crisis. On June 1, 2012, ten-year Treasuries closed at an all-time low of 1.47%. Yields then moved higher as the month progressed due to some positive developments in Europe and hopes for additional Federal Reserve Board (“Fed”)iii actions to stimulate the economy. When the reporting period ended on June 30, 2012, two-year Treasury yields were 0.33% and ten-year Treasury yields were 1.67%.

Q. How did the Fed respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. Looking back, in September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). In January 2012, the Fed extended the period it expects to keep the federal funds rateiv at a historically low range between zero and 0.25%, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” In June, the Fed announced that it would extend Operation Twist until the end of 2012 and that it was “prepared to take further action as appropriate to promote a stronger economic recovery and sustained improvement in labor market conditions in a context of price stability.”

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors experienced periods of volatility during the period. Risk appetite was often robust over the first half of the period, due to some better-than-expected economic data and signs of progress in the European sovereign debt crisis. However, fears related to the situation in Europe caused a number of spread sectors to weaken in April. While the spread sectors posted positive absolute returns in April, they generally lagged equal-durationv Treasuries. Several of the riskiest spread sectors then performed poorly in May given a flight to quality that was triggered by escalating fears of contagion from Europe and some disappointing economic data in the U.S. The spread sectors then rallied in June as investor sentiment improved. For the six months ended June 30, 2012, the Barclays U.S. Aggregate Indexvi returned 2.37%.

Q. How did the high-yield market perform over the six months ended June 30, 2012?

A. The U.S. high-yield bond market generated a strong return during the reporting period. The asset class, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexvii, posted positive returns during four of the six months of the period. Risk appetite was often solid as investors were drawn to higher yielding securities. While the high-yield market faltered in March and May given increased risk aversion, they proved to be temporary set-

Legg Mason Western Asset Variable High Income Portfolio	V

backs. All told, the high-yield market gained 7.23% for the six months ended June 30, 2012.

Q. How did the emerging market debt asset class perform over the reporting period?

A. After a strong start, the asset class gave back a portion of its gains in May. During much of the first four months of the period, emerging market debt was supported by solid growth in developing countries and overall strong demand. However, a confluence of events, including the European sovereign debt crisis, moderating growth in the U.S. and fears that China’s economy would experience a hard landing, caused the asset class to fall sharply in May 2012. The asset class then moved higher in June as investor risk appetite returned. Overall, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)viii returned 7.45% over the six months ended June 30, 2012.

Performance review

For the six months ended June 30, 2012, Legg Mason Western Asset Variable High Income Portfolio1 returned 7.84%. The Portfolio’s unmanaged benchmark, the Barclays U.S. Corporate High Yield — 2% Issuer Cap Index, returned 7.23% for the same period. The Lipper Variable High Current Yield Funds Category Average2 returned 6.48% over the same time frame.

Performance Snapshot as of June 30, 2012 (unaudited)
6 months
Legg Mason Western Asset Variable High Income Portfolio[1]:	7.84%
Barclays U.S. Corporate High Yield — 2% Issuer Cap Index	7.23%
Lipper Variable High Current Yield Funds Category Average[2]	6.48%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio return assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The 30-Day SEC Yield for the period ended June 30, 2012 was 8.20%. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Portfolio’s investments over a 30-day period and not on the dividends paid by the Portfolio, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2012, the gross total annual operating expense ratio for the Portfolio was 0.68%.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 123 funds in the Portfolio’s Lipper category.

VI	Legg Mason Western Asset Variable High Income Portfolio

Investment commentary (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and

Chief Executive Officer

July 27, 2012

RISKS: As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. High-yield bonds are rated below investment grade and carry more risk than higher-rated securities. Also, the Portfolio is subject to fluctuations in share price as interest rates rise and fall and is subject to certain risks of overseas investing, including currency fluctuations, differing securities regulations and periods of illiquidity, which could result in significant market fluctuations. These risks are magnified in emerging markets. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectus for a more complete discussion of these and other risks, and the Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vi

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

viii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report	1

Portfolio at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of June 30, 2012 and December 31, 2011 and does not include derivatives such as written options, swaps and forward foreign currency contracts. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

2	Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report

Portfolio expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2012 and held for the six months ended June 30, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
7.84%	$1,000.00	$1,078.40	0.72%	$3.72	5.00%	$1,000.00	$1,021.28	0.72%	$3.62

[1]	For the six months ended June 30, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2012

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Portfolio’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

B U.S. Corp. HY 2%	— Barclays U.S. Corporate High Yield — 2% Issuer Cap Index
EM	— Emerging Market
HY	— High Yield
IG Credit	— Investment Grade Credit
LMWA Var High	— Legg Mason Western Asset Variable High Income Portfolio

4	Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2012

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Portfolio’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

B U.S. Corp. HY 2%	— Barclays U.S. Corporate High Yield — 2% Issuer Cap Index
EM	— Emerging Market
HY	— High Yield
IG Credit	— Investment Grade Credit
LMWA Var High	— Legg Mason Western Asset Variable High Income Portfolio

Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2012

Legg Mason Western Asset Variable High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 87.3%
Consumer Discretionary — 16.3%
Auto Components — 0.1%
Hertz Holdings Netherlands BV, Senior Secured Bonds	8.500%	7/31/15	$100,000	$137,180	(a)
Automobiles — 0.7%
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.250%	6/15/21	700,000	722,750
Escrow GCB General Motors	—	—	1,340,000	0	*(b)(c)(d)
Escrow GCB General Motors	—	—	790,000	0	*(b)(c)(d)
Jaguar Holding Co. II/Jaguar Merger Sub Inc., Senior Notes	9.500%	12/1/19	140,000	153,825	(a)
Total Automobiles				876,575
Diversified Consumer Services — 0.9%
Service Corp. International, Senior Notes	7.500%	4/1/27	180,000	185,400
ServiceMaster Co., Senior Notes	8.000%	2/15/20	190,000	207,812	(a)
Sotheby’s, Senior Notes	7.750%	6/15/15	520,000	572,000
Stewart Enterprises Inc., Senior Notes	6.500%	4/15/19	150,000	155,250
Total Diversified Consumer Services				1,120,462
Hotels, Restaurants & Leisure — 7.3%
Affinity Gaming LLC/Affinity Gaming Finance Corp., Senior Notes	9.000%	5/15/18	300,000	301,500	(a)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	314,078	260,496	(a)(b)(d)(e)
Boyd Gaming Corp., Senior Notes	9.125%	12/1/18	10,000	10,350
Boyd Gaming Corp., Senior Notes	9.000%	7/1/20	530,000	533,975	(a)
Caesars Entertainment Operating Co. Inc., Senior Notes	10.750%	2/1/16	664,000	527,880
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	600,000	657,750
Carrols Restaurant Group Inc., Senior Secured Notes	11.250%	5/15/18	240,000	253,200	(a)
CCM Merger Inc., Senior Notes	9.125%	5/1/19	350,000	354,812	(a)
Choice Hotels International Inc., Senior Notes	5.750%	7/1/22	300,000	314,270
Downstream Development Quapaw, Senior Secured Notes	10.500%	7/1/19	370,000	383,875	(a)
Hoa Restaurant Group LLC/Hoa Finance Corp., Senior Secured Notes	11.250%	4/1/17	360,000	335,250	(a)
Inn of the Mountain Gods Resort & Casino, Senior Secured Notes	8.750%	11/30/20	168,000	162,960	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	330,000	338,250	(a)

See Notes to Financial Statements.

6	Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Legg Mason Western Asset Variable High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Hotels, Restaurants & Leisure — continued
Mastro’s Restaurants LLC/RRG Finance Corp., Senior Secured Notes	12.000%	6/1/17	$300,000	$306,750	(a)
MGM Resorts International, Senior Secured Notes	10.375%	5/15/14	90,000	101,925
Mohegan Tribal Gaming Authority, Senior Secured Notes	10.500%	12/15/16	1,270,000	1,117,600	(a)
NCL Corp. Ltd., Senior Notes	9.500%	11/15/18	1,090,000	1,188,100
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	370,000	426,425
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Senior Secured Notes	9.500%	6/15/19	90,000	93,713	(a)
Seven Seas Cruises S de RL LLC, Senior Secured Notes	9.125%	5/15/19	630,000	653,625
Snoqualmie Entertainment Authority, Senior Secured Notes	4.532%	2/1/14	390,000	378,300	(a)(f)
Snoqualmie Entertainment Authority, Senior Secured Notes	9.125%	2/1/15	30,000	30,263	(a)
Speedway Motorsports Inc., Senior Notes	6.750%	2/1/19	50,000	52,438
Wok Acquisition Corp., Senior Notes	10.250%	6/30/20	140,000	144,900	(a)
Total Hotels, Restaurants & Leisure				8,928,607
Internet & Catalog Retail — 0.4%
Netflix Inc., Senior Notes	8.500%	11/15/17	410,000	433,575
Media — 5.2%
Carmike Cinemas Inc., Secured Notes	7.375%	5/15/19	120,000	124,800
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	8.125%	4/30/20	770,000	862,400
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	6/1/20	140,000	154,525
Cengage Learning Acquisitions Inc., Senior Secured Notes	11.500%	4/15/20	430,000	447,200	(a)
Clear Channel Worldwide Holdings Inc., Senior Notes	7.625%	3/15/20	240,000	235,800	(a)
Clear Channel Worldwide Holdings Inc., Senior Notes	7.625%	3/15/20	30,000	28,875	(a)
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	240,000	256,800	(a)
DISH DBS Corp., Senior Notes	6.625%	10/1/14	40,000	43,100
DISH DBS Corp., Senior Notes	5.875%	7/15/22	600,000	609,000	(a)
EchoStar DBS Corp., Senior Notes	7.125%	2/1/16	160,000	176,400
Entercom Radio LLC, Senior Notes	10.500%	12/1/19	120,000	129,600
Good Sam Enterprises LLC, Secured Notes	11.500%	12/1/16	440,000	460,350
LBI Media Inc., Senior Secured Notes	9.250%	4/15/19	420,000	359,100	(a)
Nara Cable Funding Ltd., Senior Secured Notes	8.875%	12/1/18	570,000	493,050	(a)
Nielsen Finance LLC/Nielsen Finance Co., Senior Notes	11.500%	5/1/16	510,000	582,675
Ono Finance II PLC, Senior Bonds	10.875%	7/15/19	270,000	210,600	(a)
Univision Communications Inc., Senior Secured Notes	6.875%	5/15/19	90,000	93,150	(a)

See Notes to Financial Statements.

Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report	7

Legg Mason Western Asset Variable High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Univision Communications Inc., Senior Secured Notes	7.875%	11/1/20	$470,000	$505,250	(a)
UPC Holding BV, Senior Notes	9.875%	4/15/18	490,000	539,000	(a)
Total Media				6,311,675
Multiline Retail — 0.3%
Bon-Ton Stores Inc., Senior Notes	10.250%	3/15/14	130,000	110,500
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	305,000	283,650
Total Multiline Retail				394,150
Specialty Retail — 0.9%
American Greetings Corp., Senior Notes	7.375%	12/1/21	20,000	21,300
Edcon Proprietary Ltd., Senior Secured Notes	9.500%	3/1/18	650,000	601,250	(a)
Gymboree Corp., Senior Notes	9.125%	12/1/18	270,000	251,775
Spencer Spirit Holdings Inc./Spencer Gifts LLC/Spirit Halloween Superstores, Senior Notes	11.000%	5/1/17	270,000	280,800	(a)
Total Specialty Retail				1,155,125
Textiles, Apparel & Luxury Goods — 0.5%
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	210,000	213,675	(a)
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	325,000	344,910
Total Textiles, Apparel & Luxury Goods				558,585
Total Consumer Discretionary				19,915,934
Consumer Staples — 1.8%
Food & Staples Retailing — 0.4%
Post Holdings Inc., Senior Notes	7.375%	2/15/22	410,000	433,575	(a)
Food Products — 0.7%
Harmony Foods Corp., Senior Secured Notes	10.000%	5/1/16	180,000	187,650	(a)
Simmons Foods Inc., Senior Secured Notes	10.500%	11/1/17	720,000	680,400	(a)
Total Food Products				868,050
Personal Products — 0.1%
Prestige Brands International Inc., Senior Notes	8.125%	2/1/20	140,000	154,350	(a)
Tobacco — 0.6%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	692,000	697,190
Total Consumer Staples				2,153,165
Energy — 18.8%
Energy Equipment & Services — 3.6%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	220,000	231,000
Compagnie Generale de Geophysique-Veritas, Senior Notes	6.500%	6/1/21	200,000	201,000
GulfMark Offshore Inc., Senior Notes	6.375%	3/15/22	170,000	172,125	(a)

See Notes to Financial Statements.

8	Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Legg Mason Western Asset Variable High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Energy Equipment & Services — continued
Hercules Offshore Inc., Senior Notes	10.250%	4/1/19	$100,000	$95,750	(a)
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	755,000	758,775	(a)
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	330,000	323,400
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	60,000	58,500	(a)
Oil States International Inc., Senior Notes	6.500%	6/1/19	320,000	334,400
Parker Drilling Co., Senior Notes	9.125%	4/1/18	220,000	233,750
Petroleum Geo-Services ASA, Senior Notes	7.375%	12/15/18	200,000	206,500	(a)
Pioneer Drilling Co., Senior Notes	9.875%	3/15/18	60,000	63,300	(a)
SESI LLC, Senior Notes	7.125%	12/15/21	390,000	426,075	(a)
Vantage Drilling Co., Senior Secured Notes	11.500%	8/1/15	1,220,000	1,329,800
Total Energy Equipment & Services				4,434,375
Oil, Gas & Consumable Fuels — 15.2%
Arch Coal Inc., Senior Notes	8.750%	8/1/16	240,000	230,400
Arch Coal Inc., Senior Notes	7.000%	6/15/19	390,000	331,500
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	50,000	51,750
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	9.375%	5/1/19	320,000	322,400
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	9.375%	5/1/19	60,000	60,450
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	9.625%	8/1/20	140,000	142,800	(a)
Chesapeake Energy Corp., Senior Notes	9.500%	2/15/15	340,000	368,050
Chesapeake Energy Corp., Senior Notes	6.775%	3/15/19	90,000	87,863
Chesapeake Midstream Partners LP/CHKM Finance Corp., Senior Notes	6.125%	7/15/22	390,000	384,150
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance Inc., Senior Notes	6.625%	11/15/19	370,000	334,850	(a)
Coffeyville Resources LLC/Coffeyville Finance Inc., Senior Secured Notes	9.000%	4/1/15	300,000	321,000	(a)
Compagnie Generale de Geophysique-Veritas, Senior Notes	9.500%	5/15/16	340,000	373,150
Comstock Resources Inc., Senior Notes	9.500%	6/15/20	280,000	276,500
Concho Resources Inc., Senior Notes	7.000%	1/15/21	430,000	462,250
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	450,000	474,750
Continental Resources Inc., Senior Notes	5.000%	9/15/22	320,000	325,200	(a)
Corral Petroleum Holdings AB, Senior Notes	15.000%	12/31/17	762,905	551,199	(a)(d)(e)
Crosstex Energy LP/Crosstex Energy Finance Corp., Senior Notes	8.875%	2/15/18	420,000	444,412
Crosstex Energy LP/Crosstex Energy Finance Corp., Senior Notes	7.125%	6/1/22	110,000	108,625	(a)

See Notes to Financial Statements.

Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report	9

Legg Mason Western Asset Variable High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Denbury Resources Inc., Senior Subordinated Notes	8.250%	2/15/20	$471,000	$518,100
El Paso Corp., Medium-Term Notes	8.050%	10/15/30	1,500,000	1,709,089
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	470,000	518,175
Enterprise Products Operating LLP, Junior Subordinated Notes	8.375%	8/1/66	325,000	352,523	(f)
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	185,000	198,177	(f)
EXCO Resources Inc., Senior Notes	7.500%	9/15/18	890,000	774,300
Halcon Resources Corp., Senior Notes	9.750%	7/15/20	390,000	384,719	(a)
Kodiak Oil & Gas Corp., Senior Notes	8.125%	12/1/19	390,000	402,188	(a)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	140,000	136,500	(a)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.750%	11/1/20	340,000	362,950
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.500%	8/15/21	390,000	408,525
MEG Energy Corp., Senior Notes	6.500%	3/15/21	350,000	359,188	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	450,000	344,250
Overseas Shipholding Group Inc., Senior Notes	8.125%	3/30/18	920,000	627,900
Parker Drilling Co., Senior Notes	9.125%	4/1/18	110,000	116,875	(a)
Peabody Energy Corp., Senior Notes	6.000%	11/15/18	20,000	20,000	(a)
Peabody Energy Corp., Senior Notes	7.875%	11/1/26	460,000	472,650
Petroplus Finance Ltd., Senior Notes	6.750%	5/1/14	190,000	23,750	(a)(g)
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	240,000	30,000	(a)(g)
Plains Exploration & Production Co., Senior Notes	6.125%	6/15/19	110,000	111,100
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	470,000	521,112
PT Adaro Indonesia, Senior Notes	7.625%	10/22/19	140,000	149,800	(a)
QEP Resources Inc., Senior Notes	5.375%	10/1/22	200,000	201,000
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	1,185,000	1,159,819
Range Resources Corp., Senior Notes	5.000%	8/15/22	260,000	257,075
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.875%	12/1/18	130,000	137,475
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.500%	7/15/21	110,000	116,050
Samson Investment Co., Senior Notes	9.750%	2/15/20	580,000	577,825	(a)
SandRidge Energy Inc., Senior Notes	7.500%	3/15/21	160,000	158,800
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.375%	8/1/22	300,000	300,750	(a)
Teekay Corp., Senior Notes	8.500%	1/15/20	615,000	627,300
Westmoreland Coal Co./Westmoreland Partners, Senior Secured Notes	10.750%	2/1/18	250,000	224,375	(a)

See Notes to Financial Statements.

10	Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Legg Mason Western Asset Variable High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Whiting Petroleum Corp., Senior Subordinated Notes	6.500%	10/1/18	$150,000	$160,500
Xinergy Ltd., Senior Secured Notes	9.250%	5/15/19	630,000	418,950	(a)
Total Oil, Gas & Consumable Fuels				18,533,089
Total Energy				22,967,464
Financials — 9.3%
Commercial Banks — 2.5%
BankAmerica Institutional Capital B, Junior Subordinated Bonds	7.700%	12/31/26	100,000	102,250	(a)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	450,000	533,351	(a)
CIT Group Inc., Senior Notes	5.375%	5/15/20	290,000	295,981
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	300,000	249,750	(a)(f)(h)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	690,000	621,407	(a)
Rabobank Nederland NV, Junior Subordinated Notes	11.000%	6/30/19	155,000	196,005	(a)(f)(h)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	300,000	243,000	(f)(h)
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	10/1/14	350,000	351,510
Santander Finance Preferred SA Unipersonal, Junior Subordinated Notes	10.500%	9/29/14	260,000	255,436	(f)(h)
Societe Generale SA, Junior Subordinated Bonds	1.219%	4/5/17	560,000	252,840	(a)(f)(h)
Total Commercial Banks				3,101,530
Consumer Finance — 1.4%
Ally Financial Inc., Senior Notes	4.625%	6/26/15	650,000	654,477
Ally Financial Inc., Senior Notes	5.500%	2/15/17	460,000	467,713
Ally Financial Inc., Senior Notes	8.000%	3/15/20	100,000	115,500
Ally Financial Inc., Senior Notes	7.500%	9/15/20	70,000	78,925
GMAC International Finance BV, Senior Bonds	7.500%	4/21/15	270,000	357,915
Total Consumer Finance				1,674,530
Diversified Financial Services — 4.9%
Bank of America Corp., Senior Notes	6.500%	8/1/16	550,000	604,517
Bankrate Inc., Senior Secured Notes	11.750%	7/15/15	739,000	829,528
Countrywide Capital III, Junior Subordinated Notes	8.050%	6/15/27	100,000	112,375
General Electric Capital Corp., Junior Subordinated Bonds	7.125%	6/15/22	500,000	530,188	(f)(h)
General Motors Financial Co. Inc., Senior Notes	6.750%	6/1/18	350,000	383,062
International Lease Finance Corp., Medium-Term Notes, Senior Notes	5.625%	9/20/13	600,000	616,500
International Lease Finance Corp., Senior Notes	8.625%	9/15/15	650,000	720,688
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	1,210,000	1,370,325

See Notes to Financial Statements.

Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report	11

Legg Mason Western Asset Variable High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Diversified Financial Services — continued
TransUnion Holding Co. Inc., Senior Notes	9.625%	6/15/18	$340,000	$368,900	(a)(e)
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	500,000	502,500	(a)(f)
Total Diversified Financial Services				6,038,583
Insurance — 0.3%
ING Capital Funding Trust III, Junior Subordinated Bonds	4.061%	9/30/12	140,000	116,887	(f)(h)
Liberty Mutual Group, Junior Subordinated Bonds	7.800%	3/15/37	210,000	213,150	(a)
Total Insurance				330,037
Real Estate Investment Trusts (REITs) — 0.2%
Omega Healthcare Investors Inc., Senior Notes	5.875%	3/15/24	180,000	180,900	(a)
Total Financials				11,325,580
Health Care — 4.2%
Health Care Providers & Services — 4.2%
Acadia Healthcare Co. Inc., Senior Notes	12.875%	11/1/18	320,000	366,400
American Renal Associates Holdings Inc., Senior Notes	9.750%	3/1/16	171,257	182,817	(e)
American Renal Holdings, Senior Secured Notes	8.375%	5/15/18	410,000	435,625
AMERIGROUP Corp., Senior Notes	7.500%	11/15/19	170,000	183,600
CRC Health Corp., Senior Subordinated Notes	10.750%	2/1/16	940,000	831,900
DJO Finance LLC/DJO Finance Corp., Senior Notes	10.875%	11/15/14	230,000	238,625
ExamWorks Group Inc., Senior Notes	9.000%	7/15/19	270,000	279,112
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	400,000	417,500	(a)
Fresenius Medical Care U.S. Finance Inc., Senior Notes	6.500%	9/15/18	75,000	81,938	(a)
HCA Inc., Senior Secured Notes	8.500%	4/15/19	220,000	247,500
HCA Inc., Senior Secured Notes	6.500%	2/15/20	280,000	304,150
HCA Inc., Senior Secured Notes	7.250%	9/15/20	130,000	143,650
HCA Inc., Senior Secured Notes	5.875%	3/15/22	60,000	62,850
INC Research LLC, Senior Notes	11.500%	7/15/19	210,000	204,750	(a)
InVentiv Health Inc., Senior Notes	10.000%	8/15/18	410,000	354,650	(a)
Physiotherapy Associates Holdings Inc., Senior Notes	11.875%	5/1/19	100,000	101,750	(a)
Tenet Healthcare Corp., Senior Secured Notes	6.250%	11/1/18	350,000	371,875
Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	294,000	331,485
US Oncology Inc. Escrow	—	—	170,000	3,400	*
Total Health Care				5,143,577
Industrials — 12.9%
Aerospace & Defense — 1.7%
Ducommun Inc., Senior Notes	9.750%	7/15/18	270,000	285,525
Kratos Defense & Security Solutions Inc., Senior Secured Notes	10.000%	6/1/17	700,000	757,750

See Notes to Financial Statements.

12	Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Legg Mason Western Asset Variable High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Aerospace & Defense — continued
Triumph Group Inc., Senior Notes	8.625%	7/15/18	$220,000	$245,300
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	740,000	802,900	(a)
Total Aerospace & Defense				2,091,475
Airlines — 1.6%
American Airlines Pass-Through Trust, Secured Notes	7.000%	1/31/18	241,886	239,468	(a)
Continental Airlines Inc., Pass-Through Certificates, Subordinated Secured Notes	7.339%	4/19/14	466,762	471,430
Delta Air Lines, Secured Notes	6.375%	1/2/16	190,000	190,000
Delta Air Lines 2012-1 Pass Through Trust, Secured Notes	6.875%	5/7/19	210,000	210,000	(a)(d)
Delta Air Lines Inc., Pass-Through Certificates	8.954%	8/10/14	75,755	77,270
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	122,688	130,662
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	384,000	407,520	(a)
United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	280,000	290,150	(a)
Total Airlines				2,016,500
Building Products — 0.8%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes	11.000%	6/30/15	311,200	287,082	(a)(b)
Building Materials Corp. of America, Senior Notes	6.750%	5/1/21	580,000	622,050	(a)
Building Materials Corp. of America, Senior Secured Notes	7.000%	2/15/20	30,000	32,475	(a)
Total Building Products				941,607
Commercial Services & Supplies — 2.7%
Altegrity Inc., Senior Subordinated Notes	11.750%	5/1/16	840,000	743,400	(a)
American Reprographics Co., Senior Notes	10.500%	12/15/16	510,000	515,100
Cenveo Corp., Secured Notes	8.875%	2/1/18	210,000	189,000
Geo Group Inc., Senior Notes	7.750%	10/15/17	455,000	489,125	(a)
JM Huber Corp., Senior Notes	9.875%	11/1/19	230,000	248,400	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	660,000	636,900	(a)
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Notes	8.250%	2/1/21	120,000	128,400
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	7.750%	4/15/20	340,000	356,150	(a)
United Rentals North America Inc., Senior Notes	10.875%	6/15/16	20,000	22,575
Total Commercial Services & Supplies				3,329,050
Electrical Equipment — 0.3%
NES Rentals Holdings Inc., Senior Secured Notes	12.250%	4/15/15	390,000	380,250	(a)

See Notes to Financial Statements.

Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report	13

Legg Mason Western Asset Variable High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Machinery — 0.8%
Dematic SA, Senior Secured Notes	8.750%	5/1/16	$660,000	$694,650	(a)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	300,000	302,250	(a)
Total Machinery				996,900
Marine — 0.9%
Horizon Lines LLC, Secured Notes	13.000%	10/15/16	248,208	235,798	(e)
Horizon Lines LLC, Senior Secured Notes	11.000%	10/15/16	289,000	283,942	(a)
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.625%	11/1/17	620,000	579,700
Total Marine				1,099,440
Road & Rail — 1.8%
Florida East Coast Holdings Corp., Senior Notes	10.500%	8/1/17	991,706	847,909	(e)
Jack Cooper Holdings Corp., Senior Secured Notes	13.250%	12/15/15	688,000	687,140	(a)
Kansas City Southern de Mexico, Senior Notes	8.000%	2/1/18	235,000	264,093
Quality Distribution LLC/QD Capital Corp., Secured Notes	9.875%	11/1/18	310,000	341,000
Total Road & Rail				2,140,142
Trading Companies & Distributors — 1.0%
Ashtead Capital Inc., Senior Secured Notes	6.500%	7/15/22	340,000	340,000	(a)
UR Financing Escrow Corp., Secured Notes	5.750%	7/15/18	142,000	148,035	(a)
UR Financing Escrow Corp., Senior Notes	7.625%	4/15/22	718,000	753,900	(a)
Total Trading Companies & Distributors				1,241,935
Transportation — 1.1%
CMA CGM, Senior Notes	8.500%	4/15/17	720,000	399,600	(a)
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	590,000	539,850	(a)
Syncreon Global Ireland Ltd./Syncreon Global Finance US Inc., Senior Notes	9.500%	5/1/18	400,000	400,000	(a)
Total Transportation				1,339,450
Transportation Infrastructure — 0.2%
Aguila 3 SA, Senior Secured Notes	7.875%	1/31/18	180,000	186,300	(a)
Total Industrials				15,763,049
Information Technology — 2.1%
Electronic Equipment, Instruments & Components — 0.5%
NXP BV/NXP Funding LLC, Senior Secured Notes	9.750%	8/1/18	590,000	675,550	(a)
Internet Software & Services — 0.2%
Zayo Group LLC/Zayo Capital Inc., Senior Secured Notes	8.125%	1/1/20	250,000	262,500	(a)
IT Services — 1.1%
Ceridian Corp., Senior Secured Notes	8.875%	7/15/19	160,000	166,000	(a)
First Data Corp., Senior Notes	10.550%	9/24/15	250,000	256,875

See Notes to Financial Statements.

14	Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Legg Mason Western Asset Variable High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
IT Services — continued
First Data Corp., Senior Notes	11.250%	3/31/16	$280,000	$265,300
First Data Corp., Senior Notes	12.625%	1/15/21	620,000	623,875
Total IT Services				1,312,050
Semiconductors & Semiconductor Equipment — 0.3%
Freescale Semiconductor Inc., Senior Notes	10.750%	8/1/20	40,000	43,200
Freescale Semiconductor Inc., Senior Secured Notes	9.250%	4/15/18	300,000	322,500	(a)
Total Semiconductors & Semiconductor Equipment				365,700
Total Information Technology				2,615,800
Materials — 7.7%
Chemicals — 1.8%
Georgia Gulf Corp., Senior Secured Notes	9.000%	1/15/17	460,000	515,200	(a)
Hercules Inc., Junior Subordinated Debentures	6.500%	6/30/29	130,000	106,600
Kerling PLC, Senior Secured Notes	10.625%	2/1/17	189,000	211,674	(a)
LyondellBasell Industries NV, Senior Notes	5.000%	4/15/19	235,000	247,631	(a)
LyondellBasell Industries NV, Senior Notes	6.000%	11/15/21	450,000	496,125	(a)
LyondellBasell Industries NV, Senior Notes	5.750%	4/15/24	235,000	252,625	(a)
Styrolution Group GmbH, Senior Secured Notes	7.625%	5/15/16	320,000	348,772	(a)
Total Chemicals				2,178,627
Containers & Packaging — 1.8%
Ardagh Packaging Finance PLC, Senior Secured Notes	7.375%	10/15/17	200,000	267,020	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	9.125%	10/15/20	240,000	253,200	(a)
Beverage Packaging Holdings Luxembourg II SA, Senior Secured Notes	9.500%	6/15/17	490,000	582,889	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Secured Notes	6.875%	2/15/21	320,000	334,400	(a)
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	780,000	815,100	(a)
Total Containers & Packaging				2,252,609
Metals & Mining — 2.4%
FMG Resources (August 2006), Senior Notes	6.375%	2/1/16	270,000	274,725	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	7.000%	11/1/15	140,000	143,500	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	8.250%	11/1/19	450,000	479,250	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	1,110,000	693,750	(a)
Mirabela Nickel Ltd., Senior Notes	8.750%	4/15/18	220,000	151,800	(a)
Molycorp Inc., Senior Secured Notes	10.000%	6/1/20	440,000	437,800	(a)
Ryerson Holding Corp., Senior Secured Notes	0.000%	2/1/15	630,000	330,750
Thompson Creek Metals Co. Inc., Senior Notes	7.375%	6/1/18	280,000	226,100
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	200,000	198,000
Total Metals & Mining				2,935,675

See Notes to Financial Statements.

Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report	15

Legg Mason Western Asset Variable High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Paper & Forest Products — 1.7%
Appleton Papers Inc., Senior Secured Notes	10.500%	6/15/15	$380,000	$408,500	(a)
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	708,000	759,330
PE Paper Escrow GmbH, Senior Secured Notes	12.000%	8/1/14	440,000	470,800	(a)
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	310,000	314,262	(a)
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	125,000	95,625	(a)
Verso Paper Holdings LLC/Verso Paper Inc., Senior Subordinated Notes	11.375%	8/1/16	95,000	45,125
Total Paper & Forest Products				2,093,642
Total Materials				9,460,553
Telecommunication Services — 7.0%
Diversified Telecommunication Services — 4.6%
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	70,000	57,925
Cogent Communications Group Inc., Senior Secured Notes	8.375%	2/15/18	520,000	556,400	(a)
Inmarsat Finance PLC, Senior Notes	7.375%	12/1/17	200,000	214,500	(a)
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	910,000	960,050	(a)
Intelsat Luxembourg SA, Senior Notes	11.250%	2/4/17	240,000	248,100
Level 3 Financing Inc., Senior Notes	8.625%	7/15/20	430,000	453,650
TW Telecom Holdings Inc., Senior Notes	8.000%	3/1/18	310,000	339,450
UPCB Finance V Ltd., Senior Secured Notes	7.250%	11/15/21	150,000	157,500	(a)
UPCB Finance VI Ltd., Senior Secured Notes	6.875%	1/15/22	460,000	471,500	(a)
West Corp., Senior Notes	7.875%	1/15/19	260,000	273,000
West Corp., Senior Subordinated Notes	11.000%	10/15/16	280,000	296,800
Wind Acquisition Holdings Finance SpA, Senior Notes	12.250%	7/15/17	1,340,934	925,244	(a)(e)
Windstream Corp., Senior Notes	7.500%	4/1/23	710,000	731,300
Total Diversified Telecommunication Services				5,685,419
Wireless Telecommunication Services — 2.4%
MetroPCS Wireless Inc., Senior Notes	7.875%	9/1/18	300,000	312,750
MetroPCS Wireless Inc., Senior Notes	6.625%	11/15/20	140,000	138,250
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	660,000	534,600
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,120,000	1,024,800
Sprint Nextel Corp.	6.000%	12/1/16	150,000	144,375
Sprint Nextel Corp., Senior Notes	9.000%	11/15/18	660,000	739,200	(a)
Total Wireless Telecommunication Services				2,893,975
Total Telecommunication Services				8,579,394

See Notes to Financial Statements.

16	Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Legg Mason Western Asset Variable High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Utilities — 7.2%
Electric Utilities — 3.8%
AES Ironwood LLC, Secured Notes	8.857%	11/30/25	$398,749	$461,552
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	530,000	569,750
Astoria Depositor Corp., Pass-Through Certificates	8.144%	5/1/21	560,000	492,800	(a)
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Secured Notes	11.750%	3/1/22	1,600,000	1,652,000	(a)
GenOn REMA LLC, Senior Secured Notes	9.237%	7/2/17	348,635	343,405
Midwest Generation LLC, Pass-Through Certificates	8.560%	1/2/16	436,538	416,894
Reliant Energy Mid-Atlantic Power Holdings LLC, Senior Notes	9.681%	7/2/26	720,000	684,000
Texas Competitive Electric Holdings Co. LLC, Senior Notes	10.250%	11/1/15	230,000	60,375
Total Electric Utilities				4,680,776
Gas Utilities — 0.5%
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	130,000	169,255
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	440,000	459,800
Total Gas Utilities				629,055
Independent Power Producers & Energy Traders — 2.9%
Atlantic Power Corp., Senior Notes	9.000%	11/15/18	310,000	318,525	(a)
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	790,000	865,050	(a)
Dynegy Inc., Bonds	7.670%	11/8/16	140,000	86,800	(g)
First Wind Holdings Inc., Senior Secured Notes	10.250%	6/1/18	480,000	482,400	(a)
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	9.625%	8/15/17	710,000	714,438	(a)
Mirant Americas Generation LLC, Senior Notes	9.125%	5/1/31	675,000	604,125
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	379,975	387,574
Total Independent Power Producers & Energy Traders				3,458,912
Total Utilities				8,768,743
Total Corporate Bonds & Notes (Cost — $105,767,938)				106,693,259
Collateralized Senior Loans — 4.4%
Consumer Discretionary — 0.8%
Diversified Consumer Services — 0.8%
Realogy Corp., Second Lien Term Loan	13.500%	10/15/17	1,000,000	1,028,750	(i)
Textiles, Apparel & Luxury Goods — 0.0%
Simmons Holdco. Inc., Term Loan	0.000%	2/15/13	565,534	0	(b)(c)(d)(g)(i)
Total Consumer Discretionary				1,028,750

See Notes to Financial Statements.

Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report	17

Legg Mason Western Asset Variable High Income Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Energy — 0.9%
Oil, Gas & Consumable Fuels — 0.9%
Chesapeake Energy Corp., Term Loan	8.500%	12/1/17	$1,060,000	$1,052,050	(i)
Financials — 0.5%
Capital Markets — 0.5%
Stockbridge/SBE Holdings LLC, Term Loan B	13.000%	5/2/17	660,000	653,400	(i)
Health Care — 0.2%
Health Care Equipment & Supplies — 0.2%
Immucor Inc., Term Loan B	7.250%	8/17/18	178,650	180,102	(i)
Industrials — 0.2%
Marine — 0.2%
Trico Shipping AS, New Term Loan A	10.000%	5/13/14	71,402	71,402	(b)(i)
Trico Shipping AS, New Term Loan B	—	5/13/14	125,714	125,714	(b)(j)
Total Industrials				197,116
Information Technology — 0.2%
IT Services — 0.2%
SRA International Inc., Term Loan B	6.500%	7/20/18	252,000	244,283	(i)
Telecommunication Services — 0.3%
Wireless Telecommunication Services — 0.3%
Vodafone Americas Finance 2 Inc., PIK Term Loan	6.875%	8/11/15	414,302	420,516	(i)
Utilities — 1.3%
Electric Utilities — 1.3%
Texas Competitive Electric Holdings Co. LLC, Extended Term Loan	4.741%	10/10/17	2,607,138	1,564,032	(i)
Total Collateralized Senior Loans (Cost — $6,717,029)				5,340,249
Convertible Bonds & Notes — 0.5%
Consumer Discretionary — 0.4%
Diversified Consumer Services — 0.4%
Realogy Corp., Senior Subordinated Bonds	11.000%	4/15/18	590,000	483,800	(a)
Materials — 0.1%
Chemicals — 0.1%
Hercules Inc.	6.500%	6/30/29	140,000	114,800
Total Convertible Bonds & Notes (Cost — $391,493)				598,600

			Shares
Common Stocks — 2.6%
Consumer Discretionary — 1.1%
Automobiles — 0.0%
Motors Liquidation Co. GUC Trust			2	24	*

See Notes to Financial Statements.

18	Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Legg Mason Western Asset Variable High Income Portfolio

Security	Rate	Shares	Value
Hotels, Restaurants & Leisure — 0.0%
Bossier Casino Venture Holdco Inc.		22,038	$44,076	*(b)(d)
Media — 1.1%
Charter Communications Inc., Class A Shares		19,365	1,372,398	*
Total Consumer Discretionary			1,416,498
Energy — 0.7%
Energy Equipment & Services — 0.7%
KCAD Holdings I Ltd.		108,106,087	820,850	(b)(d)
Industrials — 0.8%
Marine — 0.8%
DeepOcean Group Holding AS		33,669	572,373	(d)
Horizon Lines Inc., Class A Shares		223,758	420,665	*
Total Industrials			993,038
Materials — 0.0%
Chemicals — 0.0%
LyondellBasell Industries NV, Class A Shares		1	40
Total Common Stocks (Cost — $2,958,802)			3,230,426
Convertible Preferred Stocks — 0.2%
Financials — 0.2%
Diversified Financial Services — 0.2%
Citigroup Inc. (Cost — $227,295)	7.500%	2,500	213,900
Preferred Stocks — 2.6%
Financials — 2.5%
Consumer Finance — 1.1%
GMAC Capital Trust I	8.125%	58,600	1,409,330	(f)
Diversified Financial Services — 1.4%
Citigroup Capital XII	8.500%	39,100	979,846	(f)
Citigroup Capital XIII	7.875%	25,825	704,764	(f)
Total Diversified Financial Services			1,684,610
Thrifts & Mortgage Finance — 0.0%
Federal National Mortgage Association (FNMA)	8.250%	16,625	27,099	*(f)
Total Financials			3,121,039
Industrials — 0.1%
Road & Rail — 0.1%
Jack Cooper Holdings Corp.	20.000%	132,300	130,977	(a)(d)
Total Preferred Stocks (Cost — $3,607,932)			3,252,016

See Notes to Financial Statements.

Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report	19

Legg Mason Western Asset Variable High Income Portfolio

Security	Expiration Date	Notional Amount	Value
Purchased Options — 0.1%
Credit default swaption with BNP Paribas to buy protection on Markit CDX.NA.HY.18 Index, Put @ $92.00	9/19/12	$6,358,000	$90,052
Credit default swaption with BNP Paribas to buy protection on Markit CDX.NA.HY.18 Index, Put @ $93.00	7/18/12	2,682,000	7,529
Total Purchased Options (Cost — $267,049)			97,581

	Expiration Date	Warrants
Warrants — 0.1%
Buffets Restaurant Holdings	4/28/14	713	7	*(b)(d)
Charter Communications Inc.	11/30/14	1,160	25,137	*(d)
Jack Cooper Holdings Corp.	12/15/17	668	53,440	*(d)
Jack Cooper Holdings Corp.	5/6/18	297	23,760	*(d)
Nortek Inc.	12/7/14	3,306	16,530	*(b)(d)
SemGroup Corp.	11/30/14	4,044	36,598	*(b)
Total Warrants (Cost — $60,709)			155,472
Total Investments — 97.8% (Cost — $119,998,247#)			119,581,503
Other Assets in Excess of Liabilities — 2.2%			2,672,872
Total Net Assets — 100.0%			$122,254,375

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Illiquid security.

(c)	Value is less than $1.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	The coupon payment on these securities is currently in default as of June 30, 2012.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	All or a portion of this loan is unfunded as of June 30, 2012. The interest rate for the fully funded term loan is to be determined.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
EUR	— Euro

See Notes to Financial Statements.

20	Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2012

Legg Mason Western Asset Variable High Income Portfolio

Schedule of Written Options
Security	Expiration Date	Strike Price	Notional Amount	Value
Credit default swaption with BNP Paribas to sell protection on Markit CDX.NA.HY.18 Index, Put	9/19/12	$87.00	$6,358,000	$34,022
Credit default swaption with BNP Paribas to sell protection on Markit CDX.NA.HY.18 Index, Put	7/18/12	88.00	2,682,000	876
Total Written Options (Premiums Received — $114,849)				$34,898

See Notes to Financial Statements.

Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report	21

Statement of assets and liabilities (unaudited)

June 30, 2012

Assets:
Investments, at value (Cost — $119,998,247)	$119,581,503
Foreign currency, at value (Cost — $45,826)	46,022
Cash	1,806,222
Dividends and interest receivable	2,654,918
Receivable for securities sold	304,543
Swaps, at value (premiums paid — $167,335)	136,071
Unrealized appreciation on forward foreign currency contracts	48,419
Prepaid expenses	744
Total Assets	124,578,442

Liabilities:
Payable for securities purchased	2,039,898
Payable for Portfolio shares repurchased	110,000
Investment management fee payable	60,092
Written options, at value (premiums received — $114,849)	34,898
Payable for open swap contracts	7,001
Trustees’ fees payable	12
Accrued expenses	72,166
Total Liabilities	2,324,067
Total Net Assets	$122,254,375

Net Assets:
Par value (Note 5)	$205
Paid-in capital in excess of par value	154,989,136
Undistributed net investment income	4,832,208
Accumulated net realized loss on investments, written options, swap contracts and foreign currency transactions	(37,247,302)
Net unrealized depreciation on investments, written options, swap contracts and foreign currencies	(319,872)
Total Net Assets	$122,254,375
Shares Outstanding	20,507,608
Net Asset Value	$5.96

See Notes to Financial Statements.

22	Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2012

Investment Income:
Interest	$5,454,408
Dividends	135,857
Total Investment Income	5,590,265

Expenses:
Investment management fee (Note 2)	378,558
Shareholder reports	33,088
Audit and tax	18,697
Legal fees	11,016
Fund accounting fees	6,240
Transfer agent fees	3,152
Insurance	2,186
Custody fees	1,473
Trustees’ fees	1,130
Miscellaneous expenses	271
Total Expenses	455,811
Net Investment Income	5,134,454

Realized and Unrealized Gain (Loss) on Investments, Written Options, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	1,225,442
Written options	327,250
Swap contracts	2,213
Foreign currency transactions	41,145
Net Realized Gain	1,596,050
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	2,775,937
Written options	79,951
Swap contracts	(31,264)
Foreign currencies	(4,217)
Change in Net Unrealized Appreciation (Depreciation)	2,820,407
Net Gain on Investments, Written Options, Swap Contracts and Foreign Currency Transactions	4,416,457
Increase in Net Assets from Operations	$9,550,911

See Notes to Financial Statements.

Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report	23

Statements of changes in net assets

For the Six Months Ended June 30, 2012 (unaudited) and the Year Ended December 31, 2011	2012	2011

Operations:
Net investment income	$5,134,454	$11,600,475
Net realized gain (loss)	1,596,050	(1,037,035)
Change in net unrealized appreciation (depreciation)	2,820,407	(6,329,736)
Increase in Net Assets From Operations	9,550,911	4,233,704

Distributions to Shareholders From (Note 1):
Net investment income	(298,360)	(11,650,014)
Decrease in Net Assets From Distributions to Shareholders	(298,360)	(11,650,014)

Portfolio Share Transactions (Note 5):
Net proceeds from sale of shares	292,440	1,372,670
Reinvestment of distributions	298,360	11,650,014
Cost of shares repurchased	(14,048,583)	(36,673,311)
Decrease in Net Assets From Portfolio Share Transactions	(13,457,783)	(23,650,627)
Decrease in Net Assets	(4,205,232)	(31,066,937)

Net Assets:
Beginning of period	126,459,607	157,526,544
End of period*	$122,254,375	$126,459,607
* Includes undistributed (overdistributed) net investment income, respectively, of:	$4,832,208	$(3,886)

See Notes to Financial Statements.

24	Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
	2012[1]	2011	2010	2009[2]	2009[3]	2008[3]	2007[3]

Net asset value, beginning of period	$5.54	$5.95	$5.63	$5.97	$4.91	$7.50	$7.66

Income (loss) from operations:
Net investment income	0.25	0.55	0.61	0.13	0.65	0.69	0.61
Net realized and unrealized gain (loss)	0.18	(0.41)	0.32	0.15	1.12	(2.62)	(0.17)
Total income (loss) from operations	0.43	0.14	0.93	0.28	1.77	(1.93)	0.44

Less distributions from:
Net investment income	(0.01)	(0.55)	(0.61)	(0.62)	(0.71)	(0.66)	(0.60)
Total distributions	(0.01)	(0.55)	(0.61)	(0.62)	(0.71)	(0.66)	(0.60)

Net asset value, end of period	$5.96	$5.54	$5.95	$5.63	$5.97	$4.91	$7.50
Total return[4]	7.84%	2.40%	16.63%	4.75%	45.22%	(28.03)%	5.98%[5]

Net assets, end of period (millions)	$122	$126	$158	$164	$161	$136	$251

Ratios to average net assets:
Gross expenses	0.72%[6]	0.68%	0.68%	0.77%[6]	0.75%	0.75%	0.69%[7]
Net expenses[8]	0.72 [6,9]	0.68 [9]	0.68 [9]	0.77 [6,9]	0.75 [9]	0.75 [10]	0.68 [7,10]
Net investment income	8.14 [6]	8.01	9.15	11.80 [6]	12.46	9.13	7.69

Portfolio turnover rate	45%	68%	97%	13%	67%	51%	61%

[1]	For the six months ended June 30, 2012 (unaudited).

[2]	For the period November 1, 2009 through December 31, 2009.

[3]	For the year ended October 31.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes a gain from settlement of a security litigation. Without this gain, the total return would have been 5.69%.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would both have been 0.67%.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report	25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset Variable High Income Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

26	Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report	27

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes	—	$105,881,564	$811,695		$106,693,259
Collateralized senior loans	—	5,340,249	0	*	5,340,249
Convertible bonds & notes	—	598,600	—		598,600
Common stocks	$1,793,127	572,373	864,926		3,230,426
Convertible preferred stocks	213,900	—	—		213,900
Preferred stocks	3,121,039	130,977	—		3,252,016
Purchased options	—	97,581	—		97,581
Warrants	—	138,935	16,537		155,472
Total long-term investments	$5,128,066	$112,760,279	$1,693,158		$119,581,503
Other financial instruments:
Forward foreign currency contracts	—	$48,419	—		$48,419
Credit default swaps on credit indices — buy protection‡	—	136,071	—		136,071
Total other financial instruments	—	$184,490	—		$184,490
Total	$5,128,066	$112,944,769	$1,693,158		$119,765,993

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Written options	—	$34,898	—		$34,898

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

*	Value is less than $1.

28	Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Corporate Bonds & Notes	Collateralized Senior Loans		Common Stocks	Preferred Stocks	Warrants	Total
Balance as of December 31, 2011	$1,736,878	$590,000		$1,501,392	$132,300	$91,851	$4,052,421
Accrued premiums/discounts	4,274	142		—	—	—	4,416
Realized gain (loss)[1]	(79,016)	—		—	—	—	(79,016)
Change in unrealized appreciation (depreciation)[2]	27,539	(142)		(180,890)	(1,323)	38,484	(116,332)
Purchases	270,002	—		116,797	—	—	386,799
Sales	(460,842)	(590,000)		—	—	—	(1,050,842)
Transfers into Level 3	—	—		—	—	—	—
Transfers out of Level 3[3]	(687,140)	—		(572,373)	(130,977)	(113,798)	(1,504,288)
Balance as of June 30, 2012	$811,695	$0	*	$864,926	—	$16,537	$1,693,158
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2012[2]	$13,963	$(142)		$(180,890)	—	7,604	$(159,465)

The Portfolio’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

*	Value is less than $1.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Written options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is

Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report	29

marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

30	Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(e) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2012, the Portfolio had sufficient cash and/or securities to cover these commitments.

(g) Forward foreign currency contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(h) Swaptions. The Portfolio purchases and writes swaption contracts to manage exposure to an underlying instrument. The Portfolio may also purchase or write options to manage exposure to fluctuations in interest rates or to enhance yield. Swaption contracts written by the Portfolio represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Portfolio represent an option that gives the Portfolio the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Portfolio writes a swaption, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Portfolio realizes a gain equal to the amount of the premium received.

When the Portfolio purchases a swaption, an amount equal to the premium paid by the Portfolio is recorded as an investment on the statement of assets and liabilities,

Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report	31

the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Portfolio realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(i) Swap agreements. The Portfolio invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Portfolio’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are recognized as a realized gain or loss in the Statement of Operations.

The Portfolio’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2012, the Portfolio did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended June 30, 2012, see Note 4.

Credit default swaps

The Portfolio enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Portfolio may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Portfolio has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or

32	Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

a stream of payments throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Portfolio could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Portfolio’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty). As the protection seller, the Portfolio’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(j) Loan participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan.

Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report	33

In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(k) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(l) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions, where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.

The Portfolio has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

34	Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

As of June 30, 2012, the Portfolio held written options with credit related contingent features which had a liability position of $34,898. If a contingent feature in the master agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties.

(m) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(n) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(o) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(p) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2012 no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(q) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Portfolio’s

Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report	35

subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.60% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset Limited a subsadvisory fee of 30% on the assets managed by Western Asset Limited.

As a result of an expense limitation arrangement between the Portfolio and LMPFA, the ratio of expenses other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The investment manager is permitted to recapture amounts waived or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$55,784,469
Sales	61,131,205

At June 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,417,802
Gross unrealized depreciation	(6,834,546)
Net unrealized depreciation	$(416,744)

36	Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

At June 30, 2012, the Portfolio had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Gain
Contracts to Sell:
Euro	Royal Bank of Scotland Group PLC	100,000	$126,598	8/16/12	$4,841
Euro	Royal Bank of Scotland Group PLC	200,000	253,197	8/16/12	2,423
Euro	Royal Bank of Scotland Group PLC	875,000	1,107,736	8/16/12	41,155
Net unrealized gain on open forward foreign currency contracts					$48,419

During the six months ended June 30, 2012, written option transactions for the Portfolio were as follows:

	Number of Contracts/ Notional Par	Premiums
Written options, outstanding as of December 31, 2011	—	—
Options written	43,967,900	$677,865
Options closed	(22,148,000)	(442,960)
Options expired	(12,779,900)	(120,056)
Written options, outstanding as of June 30, 2012	9,040,000	$114,849

At June 30, 2012, the Fund held the following swap contracts:

CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Made By The Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized (Depreciation)
BNP Paribas (MARKIT CDX.NA.HY.17 Index)	$816,000	12/20/16	5.000% quarterly	$19,396	$21,644	$(2,248)
BNP Paribas (MARKIT CDX.NA.HY.17 Index)	480,000	12/20/16	5.000% quarterly	11,409	13,286	(1,877)
Morgan Stanley & Co. Inc. (CDX.NA.HY.17 Index)	960,000	12/20/16	5.000% quarterly	22,819	27,678	(4,859)
BNP Paribas (MARKIT CDX.NA.HY.18 Index)	2,326,500	6/20/17	5.000% quarterly	82,447	104,727	(22,280)
Total	$4,582,500			$136,071	$167,335	$(31,264)

[1]

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report	37

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2012.

ASSET DERIVATIVES[1]
	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	—	$97,581	$97,581
Swap contracts[3]	—	136,071	136,071
Forward foreign currency contracts	$48,419	—	48,419
Total	$48,419	$233,652	$282,071

LIABILITY DERIVATIVES[1]
Credit Risk
Written options	$34,898

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2012. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Credit Risk	Total
Purchased options	—	$(23,937)	$(23,937)
Written options	—	327,250	327,250
Swap contracts	—	2,213	2,213
Forward foreign currency contracts	$49,546	—	49,546
Total	$49,546	$305,526	$355,072

38	Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Credit Risk	Total
Purchased options	—	$(169,468)	$(169,468)
Written options	—	79,951	79,951
Swap contracts	—	(31,264)	(31,264)
Forward foreign currency contracts	$10,752	—	10,752
Total	$10,752	$(120,781)	$(110,029)

During the six months ended June 30, 2012, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Purchased options	$166,303
Written options	119,717
Forward foreign currency contracts (to sell)	1,117,464
Futures contracts (to sell)†	175,960

Average Notional Balance
Credit default swap contracts (to buy protection)	$3,477,071

†	At June 30, 2012, there were no open positions held in this derivative.

5. Shares of beneficial interest

At June 30, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each shares represents an identical interest and has the same rights.

Transactions in shares of the Portfolio were as follows:

	Six Months Ended June 30, 2012	Year Ended December 31, 2011
Shares sold	49,364	225,493
Shares issued on reinvestment	50,399	2,097,272
Shares repurchased	(2,402,530)	(5,982,726)
Net decrease	(2,302,767)	(3,659,961)

6. Capital loss carryforward

As of December 31, 2011, the Portfolio had a net capital loss carryforward of approximately $38,676,826, of which $2,163,244 does not expire, $12,948,815 expires in 2015, $20,466,624 expires in 2016 and $3,098,143 expires in 2018. These amounts will be available to offset any future taxable capital gains.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward these capital losses for an unlimited period. However, these losses will be required to be utilized prior to the portfolio’s other capital losses with the expiration dates listed above. Additionally, these capital losses retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Legg Mason Western Asset Variable High Income Portfolio 2012 Semi-Annual Report	39

7. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate those matters raised in the demand, and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal, and the matter is now before the U.S. Court of Appeals for the Second Circuit.

8. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

Legg Mason Western Asset

Variable High Income Portfolio

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken Chairman

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc. 2000 Crown Colony Drive Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP 345 Park Avenue New York, NY 10154

Legg Mason Western Asset Variable High Income Portfolio

The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland statutory trust.

Legg Mason Western Asset Variable High Income Portfolio

Legg Mason Funds

55 Water Street

New York, NY 10041

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Portfolio at 1-887-721-1926.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 1-887-721-1926, (2) on the Portfolio’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Western Asset Variable High Income Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD04231 8/12 SR12-1712

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer of
Legg Mason Partners Variable Income Trust

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Variable Income Trust

Date:	August 23, 2012

By:	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer of
Legg Mason Partners Variable Income Trust

Date:	August 23, 2012